Concentration of Risk - Schedule of Information of Revenue Derived from Major Customers and Vendors (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Information of Revenue Derived from Major Customers and Vendors [Line Items]
Concentration risk, percentage	17.10%		62.20%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Information of Revenue Derived from Major Customers and Vendors [Line Items]
Concentration risk, percentage		[1]			24.70%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Information of Revenue Derived from Major Customers and Vendors [Line Items]
Concentration risk, percentage	10.70%			[2]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Information of Revenue Derived from Major Customers and Vendors [Line Items]
Concentration risk, percentage	40.00%				30.10%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Information of Revenue Derived from Major Customers and Vendors [Line Items]
Concentration risk, percentage	11.80%			[2]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Information of Revenue Derived from Major Customers and Vendors [Line Items]
Concentration risk, percentage					15.80%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Information of Revenue Derived from Major Customers and Vendors [Line Items]
Concentration risk, percentage		[1]			12.40%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Information of Revenue Derived from Major Customers and Vendors [Line Items]
Concentration risk, percentage	29.20%					[1]
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Information of Revenue Derived from Major Customers and Vendors [Line Items]
Concentration risk, percentage	11.90%					[1]
Supplier Concentration Risk [Member] | Purchase [Member] | Vendor A [Member]
Schedule of Information of Revenue Derived from Major Customers and Vendors [Line Items]
Concentration risk, percentage	78.90%		34.80%
Supplier Concentration Risk [Member] | Purchase [Member] | Vendor B [Member]
Schedule of Information of Revenue Derived from Major Customers and Vendors [Line Items]
Concentration risk, percentage	17.60%		65.20%

[1]	Customer F and G accounted for less than 10% of total accounts receivable as of December 31, 2024. Customer A and D accounted for less than 10% of total accounts receivable as of June 30, 2025.
[2]	Customer B and customer E accounted for less than 10% of total revenue for the six months ended June 30, 2024.